Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Matrix Advisors Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Matrix Advisors Value Fund
Account Value	$ 22,700	$ 18,552	$ 16,419	$ 19,228	$ 12,540	$ 12,643	$ 12,012	$ 11,119	$ 9,406	$ 10,077	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Russell 1000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return
Account Value	$ 22,057	$ 19,509	$ 17,491	$ 18,771	$ 13,064	$ 14,331	$ 13,212	$ 12,375	$ 10,711	$ 10,413	$ 10,000